CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Internet	$ 1,201.4	$ 1,131.4	$ 1,114.3
Television	836.1	903.6	974.4
Mobile telephony	712.5	658.5	600.7
Wireline telephony	318.5	338.4	341.1
Mobile equipment sales	276.4	257.2	229.1
Wireline equipment sales	204.0	151.7	40.7
Other	186.1	181.7	175.8
Revenues	3,735.0	3,622.5	3,476.1
Employee costs	405.9	403.8	398.6
Purchase of goods and services	1,453.4	1,354.3	1,274.7
Depreciation and amortization	717.8	743.8	685.6
Financial expenses	232.1	208.5	200.0
Loss on valuation and translation of financial instruments	0.4	1.2	0.6
Restructuring of operations and other items	11.6	29.4	20.2
Loss on debt refinancing	40.1
Income before income taxes	873.7	881.5	896.4
Income taxes (recovery):
Current	235.5	188.5	94.9
Deferred	(55.2)	(0.6)	84.2
Income taxes	180.3	187.9	179.1
Income from continuing operations	693.4	693.6	717.3
Income from discontinued operations		34.8	115.9
Net income	693.4	728.4	833.2
Income from continuing operations attributable to
Shareholder	693.3	693.5	717.2
Non-controlling interests	0.1	0.1	0.1
Net income attributable to
Shareholder	693.3	728.3	833.1
Non-controlling interests	$ 0.1	$ 0.1	$ 0.1